Geographical Breakdown of Gross Written Premium (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | segment			1		1
Amount	$ 116.8	$ 71.2	$ 282.1	$ 156.0	$ 214.4	$ 115.8	$ 46.8
Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
California
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 29.0	$ 15.6	$ 70.4	$ 34.9	$ 49.8	$ 29.0	$ 12.5
California | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	24.80%	21.90%	25.00%	22.40%	23.20%	25.00%	26.70%
Texas
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 21.7	$ 15.9	$ 55.4	$ 36.5	$ 47.8	$ 28.6	$ 13.4
Texas | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	18.60%	22.30%	19.60%	23.40%	22.30%	24.70%	28.60%
New York
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 14.3	$ 8.6	$ 35.2	$ 18.8	$ 26.7	$ 15.8	$ 7.3
New York | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	12.20%	12.10%	12.50%	12.10%	12.50%	13.60%	15.60%
Georgia
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 4.9	$ 3.8	$ 12.9	$ 8.7	$ 11.6	$ 6.2	$ 2.2
Georgia | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	4.20%	5.30%	4.60%	5.60%	5.40%	5.40%	4.70%
Illinois
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 5.0	$ 3.4	$ 12.1	$ 7.6	$ 9.8	$ 5.2	$ 2.5
Illinois | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	4.30%	4.80%	4.30%	4.90%	4.60%	4.50%	5.30%
New Jersey
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 5.3	$ 3.0	$ 12.1	$ 6.1	$ 8.6	$ 4.7	$ 1.7
New Jersey | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	4.50%	4.20%	4.30%	3.90%	4.00%	4.10%	3.60%
Pennsylvania
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 3.3	$ 2.0	$ 7.4	$ 3.8	$ 5.1	$ 2.7	$ 1.1
Pennsylvania | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.80%	2.80%	2.60%	2.40%	2.40%	2.30%	2.40%
Colorado
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 3.1	$ 1.5	$ 6.5	$ 3.0
Colorado | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.70%	2.10%	2.30%	1.90%
Virginia
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 2.6	$ 1.4	$ 6.0	$ 2.7
Virginia | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.20%	2.00%	2.10%	1.70%
Michigan
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 2.4	$ 2.0	$ 5.9	$ 4.4	$ 6.0	$ 3.2	$ 0.9
Michigan | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.10%	2.80%	2.10%	2.80%	2.80%	2.80%	1.90%
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 25.2	$ 14.0	$ 58.2	$ 29.5	$ 39.2	$ 15.0	$ 3.1
All other | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	21.60%	19.70%	20.60%	18.90%	18.30%	12.90%	6.70%